Derivative instruments and hedging activities - Schedule of information about written credit derivatives by external credit rating of underlying asset (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2020	Mar. 31, 2020
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 16,833	¥ 16,455
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		7,366	8,018
Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		9,077	8,064
Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		384	357
Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		6	16
AAA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		212	146
AAA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		176	122
AAA [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		36	24
AA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,742	1,836
AA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,577	1,683
AA [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		165	153
A [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4,272	4,148
A [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,895	1,935
A [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,375	2,211
A [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2	2
BBB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		7,504	6,861
BBB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,551	2,643
BBB [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4,734	4,027
BBB [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		219	191
BB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,343	2,605
BB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		875	1,198
BB [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,410	1,318
BB [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		52	73
BB [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		6	16
Other [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	760	859
Other [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	292	437
Other [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	357	331
Other [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	¥ 111	¥ 91

[1]	“Other” includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.